Shareholders' Equity (Tables)	12 Months Ended
Jan. 02, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense
Total stock-based compensation expense was as follows (in thousands):

	2015	2014	2013
Stock options	$2,634	$2,125	$2,698
Stock awards	7,656	4,673	1,534
Total stock-based compensation expense(1)	10,290	6,798	4,232
Income tax benefit	3,413	2,284	1,447
Total stock-based compensation expense, net of tax	$6,877	$4,514	$2,785

(1) Reflects a $1.2 million benefit in 2014 related to a change in estimated forfeitures due to employee turnover.

Stock options rollforward
A summary of our stock option activity was as follows (in thousands, except per share amounts and years):

	Stock Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (1)
Outstanding at January 3, 2015	1,513	$16.06	5.6	$16,642
Granted	135	32.91
Exercised	(252)	11.77
Canceled/Forfeited	(8)	23.46
Outstanding at January 2, 2016	1,388	$18.44	5.3	$7,366

Exercisable at January 2, 2016	1,035	$16.14	4.4	$6,883

Vested and expected to vest at January 2, 2016	1,353	$18.23	5.3	$7,315

(1)	Aggregate intrinsic value includes only those options where the current share price is equal to or greater than the share price on the date of grant.

Stock options - other information
Other information pertaining to options was as follows (in thousands, except per share amounts):

	2015	2014	2013
Weighted-average grant date fair value of stock options granted	$15.94	$9.33	$10.57
Total intrinsic value (at exercise) of stock options exercised	$4,592	$2,478	$7,726

Stock options - valuation assumptions
The assumptions used to calculate the fair value of options granted using the Black-Scholes-Merton option-pricing model were as follows:

Valuation Assumptions	2015	2014	2013
Expected dividend yield	0%	0%	0%
Expected volatility	54%	58%	61%
Risk-free interest rate	1.6%	1.8%	0.9%
Expected term (in years)	5.2	5.3	5.7

Stock awards rollforward
Stock award activity was as follows (in thousands, except per share amounts):

	Time- Based Stock Awards	Weighted-Average Grant Date Fair Value	Performance- and Market-Based Stock Awards	Weighted-Average Grant Date Fair Value
Outstanding at January 3, 2015	472	$19.00	630	$18.61
Granted	135	31.57	190	33.32
Vested	(137)	17.30	(45)	13.59
Canceled/Forfeited	(16)	22.14	(65)	28.05
Outstanding at January 2, 2016	454	$23.14	710	$22.01

Stock awards - valuation assumptions
The assumptions used to calculate the fair value of market-based stock awards granted using the Monte Carlo simulation model were as follows:

Valuation Assumptions	2015	2014	2013
Expected dividend yield	NA	0%	NA
Expected volatility	NA	58%	NA
Risk-free interest rate	NA	0.9%	NA

Share Repurchase
Repurchases of our common stock were as follows (in thousands):

	2015	2014	2013
Amount repurchased under Board-approved share repurchase program	$98,446	$45,044	$40,037
Amount repurchased in connection with the vesting of employee restricted stock grants	1,755	1,448	2,035
Total amount repurchased	$100,201	$46,492	$42,072

Schedule of Earnings Per Share Reconciliation
The components of basic and diluted net income per share were as follows (in thousands, except per share amounts):

	2015	2014	2013
Net income	$50,519	$67,974	$60,081

Reconciliation of weighted-average shares outstanding:
Basic weighted-average shares outstanding	51,252	53,452	54,866
Dilutive effect of stock-based awards	849	741	937
Diluted weighted-average shares outstanding	52,101	54,193	55,803

Net income per share – basic	$0.99	$1.27	$1.10
Net income per share – diluted	$0.97	$1.25	$1.08